Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Mar. 05, 2026	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Intangible Asset, Finite-Lived [Line Items]
Lessor, term of contract				4 years
Description of payment terms				Payment terms vary depending on the country of sale, type of customer, and type of product and generally range from 30 days to 180 days.
Selling, general, and administrative expense		$ 312	$ 283	$ 1,183	$ 1,080	$ 1,057
Customer Concentration Risk | Revenue Benchmark | Pumps And Consumables
Intangible Asset, Finite-Lived [Line Items]
Concentration risk percentage				3.00%	3.00%	3.00%
Common Stock
Intangible Asset, Finite-Lived [Line Items]
Number of shares converted (in shares)	100
Shares issued in conversion (in shares)	252,813,348
Shipping and Handling
Intangible Asset, Finite-Lived [Line Items]
Selling, general, and administrative expense				$ 56	$ 49	$ 50
Minimum
Intangible Asset, Finite-Lived [Line Items]
Estimated useful life (in years)				7 years
Maximum
Intangible Asset, Finite-Lived [Line Items]
Estimated useful life (in years)				20 years